Further Detail of Profit or Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
A. Research and development expenses, net
Payroll		$ 4,890	$ 7,419	$ 5,621
Materials		1,065	1,844	1,593
Subcontractors		70	151	307
Patent registration		70	57	34
Depreciation		880	442	178
Rental fees and maintenance		908	824	387
Other		782	244	379
Research and development expenses, gross		8,665	10,981	8,499
Less - Development expenditure capitalized as intangible and tangible assets				(4,237)
Less - government grants		(42)	(162)	(219)
Research and development expenses, net	[1]	8,623	10,819	4,043
B. Sales and marketing expenses
Payroll		2,226	1,497	748
Marketing and advertising		1,381	383	192
Rental fees and maintenance		64	59	21
Travel abroad		201	234	45
Depreciation		186	10
Other		201
Sales and marketing expenses		4,259	2,183	1,006
C. General and administrative expenses
Payroll		996	762	822
Fees		32	68	45
Professional services		1,114	1,460	1,610
Directors pay		306	493	742
Office expenses		311	282	232
Travel abroad		45	86	148
Rental fees and maintenance		91	84
Other		107	128	219
General and administrative expenses		3,002	3,363	3,818
D. Finance income
Exchange rate differences				181
Revaluation of liability in respect of government grants			102
Bank interest and fees		54
Finance income	[1]	54	102	181
Finance expense
Exchange rate differences		127	889
Bank fees			28	29
Revaluation of liability in respect of government grants		265		114
Finance expense	[1]	$ 392	$ 917	$ 143

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.